COMMITMENTS (Schedule of future minimum payments) (Details)	Jan. 31, 2024 USD ($)
Other Commitments [Line Items]
2025	$ 1,360,101
2026	1,399,538
2027	1,440,158
2028	1,481,996
Thereafter	8,035,144
Other commitment	13,716,937
Third Parties[Member]
Other Commitments [Line Items]
2025	597,662
2026	614,225
2027	631,286
2028	648,858
Thereafter	3,561,898
Other commitment	6,053,929
Related Parties [Member]
Other Commitments [Line Items]
2025	762,439
2026	785,313
2027	808,872
2028	833,138
Thereafter	4,473,246
Other commitment	$ 7,663,008